Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended			39 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2023
Share-based Compensation
Share-based compensation expense	$ 10,905,000	$ 4,419,000	$ 2,227,000	$ 30,355,000
Share-based compensation reclassified from liability to additional paid-in capital	4,092,000	526,000	1,770,000
Share-based compensation recorded as liability	7,089,000	3,403,000
Unrecognized compensation cost	28,623,000
Liability
Share-based Compensation
Share-based compensation expense	7,778,000	2,694,000	764,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	3,127,000	1,725,000	1,463,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	7,252,000	2,640,000	1,000,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	3,552,000	$ 1,779,000	$ 1,227,000
Cost of goods
Share-based Compensation
Share-based compensation expense	$ 101,000